Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net loss	$ (1,498)	$ (852)
Share of equity accounted (earnings) loss, net of distributions	(51)	221
Fair value losses, net	880	111
Deferred income tax expense (benefit)	7	(200)
Depreciation and amortization	230	216
Working capital and other	928	(348)
Cash flows from (used in) operating activities	496	(852)
Financing activities
Debt obligations, issuance	10,596	8,117
Debt obligations, repayments	(9,962)	(10,707)
Capital securities redeemed	(12)	(7)
Non-controlling interests, issued	2,102	4,499
Non-controlling interests, purchased	(10)	(51)
Settlement of deferred consideration	142	(29)
Repayment of lease liabilities	(21)	(12)
Issuances to limited partnership unitholders	508	603
Issuances to redeemable/exchangeable and special limited partnership unitholders	908	1,077
Redemption of FV LTIP units of the Operating Partnership	(5)	(12)
Distributions to non-controlling interests in operating subsidiaries	(1,118)	(2,226)
Preferred distributions	(22)	(22)
Distributions to limited partnership unitholders	(226)	(217)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(404)	(387)
Distributions to holders of FV LTIP units of the Operating Partnership	0	(1)
Cash flows from (used in) financing activities	2,476	625
Acquisitions
Investment properties	(3,527)	(2,696)
Property, plant and equipment	(197)	(209)
Equity accounted investments	(251)	(169)
Financial assets and other	(348)	(655)
Cash acquired in business combinations/acquisition of subsidiaries	40	930
Dispositions
Investment properties	131	496
Property, plant and equipment	208	201
Equity accounted investments	823	695
Financial assets and other	243	392
Disposition of subsidiaries	0	(5)
Restricted cash and deposits	10	(21)
Cash flows from (used in) investing activities	(2,868)	(1,041)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	104	(1,268)
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(16)	20
Balance, beginning of period	2,341	4,020
Balance, end of period	2,401	2,768
Cash paid for:
Income taxes, net of refunds received	82	103
Interest (excluding dividends on capital securities)	2,250	2,228
Assets held for sale
Cash and cash equivalents
Net change in cash and cash equivalents during the period	$ (28)	$ (4)